Label	Element	Value
Prospectus Summary | NYLI WMC Growth Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	NYLI WMC Growth Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	38.00%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Assuming redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund invests primarily in stocks of large-capitalization U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Fund generally considers large capitalization companies to be those with market capitalizations within the range of the Russell 1000® Growth Index at the time of investment (which ranged from $1 billion to $4.5 trillion as of December 31, 2025). Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities issued by U.S. companies. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.

Investment Process: Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), employs a traditional, bottom-up fundamental research approach to identify securities that possess sustainable growth at reasonable valuations. The Subadvisor seeks to identify companies that have demonstrated above-average growth in the past, then conduct a thorough review of each company’s business model. The goal of this review is to identify companies that can sustain above-average growth because of their superior business models as represented by high returns on capital, strong management, and quality balance sheets. The Subadvisor may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed by the Subadvisor to have greater estimated upside return potential relative to downside risk. To better assess strategic business issues that impact the performance of a company, the Subadvisor may also give consideration to financially material environmental, social and/or governance (“ESG”) factors. The Subadvisor has discretion to determine the materiality of, as well as the level at which, financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	Performance data is not shown for classes with less than one calendar year of performance.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	nylim.com/funds
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter
2020, Q2	29.45%
Worst Quarter
2022, Q2	-23.76%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Prospectus Summary | NYLI WMC Growth Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below. The relative significance of each principal risk summarized below may change over time.

Prospectus Summary | NYLI WMC Growth Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You can lose money by investing in the Fund.
Prospectus Summary | NYLI WMC Growth Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Prospectus Summary | NYLI WMC Growth Fund | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares and adversely affect the Fund and its investments.

Prospectus Summary | NYLI WMC Growth Fund | Portfolio Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Prospectus Summary | NYLI WMC Growth Fund | Equity Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Prospectus Summary | NYLI WMC Growth Fund | Growth Stock Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Prospectus Summary | NYLI WMC Growth Fund | Market Capitalization Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Prospectus Summary | NYLI WMC Growth Fund | Russell 3000® Index1
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 3000® Index1	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.29%
Prospectus Summary | NYLI WMC Growth Fund | Russell 1000® Growth Index2
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 1000® Growth Index2	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.13%
Prospectus Summary | NYLI WMC Growth Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	oef_MaximumDeferredSalesChargeOverOther	0.00%	[3]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.68%	[4]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[5],[6]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.02%	[5],[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 648
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	857
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,082
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,729
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.35%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.23%
Performance Inception Date	oef_PerfInceptionDate	Aug. 07, 2006
Prospectus Summary | NYLI WMC Growth Fund | Investor Class
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage)	oef_MaximumDeferredSalesChargeOverOther	0.00%	[3]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.68%	[4]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.04%)	[5],[6]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.32%	[5],[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 628
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	905
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,204
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,050
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.92%
Performance Inception Date	oef_PerfInceptionDate	Jan. 18, 2013
Prospectus Summary | NYLI WMC Growth Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage)	oef_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.68%	[4]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.11%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.04%)	[5],[6]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	2.07%	[5],[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 310
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	657
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,130
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,247
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	657
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,130
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,247
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.71%
Performance Inception Date	oef_PerfInceptionDate	Jan. 18, 2013
Prospectus Summary | NYLI WMC Growth Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage)	oef_MaximumDeferredSalesChargeOverOther	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.68%	[4]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.02%)	[5],[6]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.75%	[5],[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	426
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 952
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	29.45%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(23.76%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.16%
Annual Return [Percent]	oef_AnnlRtrPct	0.28%
Annual Return [Percent]	oef_AnnlRtrPct	30.38%
Annual Return [Percent]	oef_AnnlRtrPct	(4.22%)
Annual Return [Percent]	oef_AnnlRtrPct	29.75%
Annual Return [Percent]	oef_AnnlRtrPct	32.21%
Annual Return [Percent]	oef_AnnlRtrPct	17.77%
Annual Return [Percent]	oef_AnnlRtrPct	(33.33%)
Annual Return [Percent]	oef_AnnlRtrPct	38.50%
Annual Return [Percent]	oef_AnnlRtrPct	26.07%
Annual Return [Percent]	oef_AnnlRtrPct	16.91%
Performance Inception Date	oef_PerfInceptionDate	Nov. 02, 2009
Prospectus Summary | NYLI WMC Growth Fund | Class I | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.18%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.42%
Prospectus Summary | NYLI WMC Growth Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.63%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.29%
Prospectus Summary | NYLI WMC Growth Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage)	oef_MaximumDeferredSalesChargeOverOther	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.68%	[4]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[5],[6]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.72%	[5],[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 894
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.48%
Performance Inception Date	oef_PerfInceptionDate	Apr. 26, 2021

[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.
[3]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
[4]	The management fee is as follows: 0.70% on assets up to $500 million; 0.65% on assets from $500 million to $1 billion; 0.625% on assets from $1 billion to $2 billion; and 0.60% on assets over $2 billion.
[5]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.75% of its average daily net assets. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.
[6]	New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.